TRADE RECEIVABLES AND NOTES RECEIVABLES - Credit risk exposure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	¥ 6,904,850	$ 1,083,522	¥ 9,313,647
Trade receivables	3,066,654		4,753,210
Cost
TRADE AND NOTES RECEIVABLES
Trade receivables	4,025,441		5,687,100
Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade receivables	2,367,787		2,984,665
Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade receivables	153,161		1,031,050
Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	225,796		183,288
Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	1,278,697		1,488,097
Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment	¥ (958,787)		¥ (933,890)	¥ (715,597)	¥ (659,261)
Individually assessed | Zhuhai Hongfan nonferrous metal Chemical Co., Ltd.
TRADE AND NOTES RECEIVABLES
Expected credit loss rate			100.00%
Individually assessed | Xinjiang Jiarun Resources Holdings Co., Ltd.
TRADE AND NOTES RECEIVABLES
Expected credit loss rate			100.00%
Individually assessed | Guizhou Jinpingguo Aluminum Rod Co., Ltd.
TRADE AND NOTES RECEIVABLES
Expected credit loss rate			100.00%
Individually assessed | Others
TRADE AND NOTES RECEIVABLES
Expected credit loss rate			66.73%
Individually assessed | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			¥ 1,841,809
Individually assessed | Cost | China Aluminum ZiBo International Trading Co.,Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			617,974
Individually assessed | Cost | Zhuhai Hongfan nonferrous metal Chemical Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			270,419
Individually assessed | Cost | Aluminum Industry Co., Ltd., Luoyang, Henan
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			247,163
Individually assessed | Cost | Xinjiang Jiarun Resources Holdings Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			213,293
Individually assessed | Cost | Guizhou Jinpingguo Aluminum Rod Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			111,138
Individually assessed | Cost | Others
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			381,822
Individually assessed | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(849,624)
Individually assessed | Accumulated Impairment | Zhuhai Hongfan nonferrous metal Chemical Co., Ltd.
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(270,419)
Individually assessed | Accumulated Impairment | Xinjiang Jiarun Resources Holdings Co., Ltd.
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(213,293)
Individually assessed | Accumulated Impairment | Guizhou Jinpingguo Aluminum Rod Co., Ltd.
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(111,138)
Individually assessed | Accumulated Impairment | Others
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(254,774)
Total | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			2,183,632
Total | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(109,163)
Alumina and primary aluminum | Within 1 year
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	0.91%	0.91%
Alumina and primary aluminum | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	5.23%	5.23%
Alumina and primary aluminum | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	54.29%	54.29%
Alumina and primary aluminum | Over 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	90.66%	90.66%
Alumina and primary aluminum | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			247,411
Alumina and primary aluminum | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			172,625
Alumina and primary aluminum | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			25,430
Alumina and primary aluminum | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			3,146
Alumina and primary aluminum | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			46,210
Alumina and primary aluminum | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(46,509)
Alumina and primary aluminum | Accumulated Impairment | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,574)
Alumina and primary aluminum | Accumulated Impairment | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,331)
Alumina and primary aluminum | Accumulated Impairment | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,708)
Alumina and primary aluminum | Accumulated Impairment | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(41,896)
Energy | Within 1 year
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	0.00%	0.00%
Energy | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	1.09%	1.09%
Energy | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	2.40%	2.40%
Energy | Over 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	24.57%	24.57%
Energy | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			1,537,457
Energy | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			1,108,505
Energy | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			119,108
Energy | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			138,660
Energy | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			171,184
Energy | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(46,736)
Energy | Accumulated Impairment | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(52)
Energy | Accumulated Impairment | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,298)
Energy | Accumulated Impairment | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(3,332)
Energy | Accumulated Impairment | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(42,054)
Trading | Within 1 year
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	0.10%	0.10%
Trading | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	1.68%	1.68%
Trading | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	4.35%	4.35%
Trading | Over 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	52.26%	52.26%
Trading | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			374,230
Trading | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			365,158
Trading | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			6,131
Trading | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			23
Trading | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			2,918
Trading | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,990)
Trading | Accumulated Impairment | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(361)
Trading | Accumulated Impairment | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(103)
Trading | Accumulated Impairment | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1)
Trading | Accumulated Impairment | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,525)
Corporate and other operating segments | Within 1 year
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	6.02%	6.02%
Corporate and other operating segments | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	70.77%	70.77%
Corporate and other operating segments | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	94.97%	94.97%
Corporate and other operating segments | Over 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	97.45%	97.45%
Corporate and other operating segments | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			24,534
Corporate and other operating segments | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			10,138
Corporate and other operating segments | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			2,491
Corporate and other operating segments | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			1,887
Corporate and other operating segments | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			10,018
Corporate and other operating segments | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(13,928)
Corporate and other operating segments | Accumulated Impairment | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(610)
Corporate and other operating segments | Accumulated Impairment | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,763)
Corporate and other operating segments | Accumulated Impairment | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,792)
Corporate and other operating segments | Accumulated Impairment | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			¥ (9,763)